Net (Loss)/Income Per Share of Class A Common Stock	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net (Loss)/Income Per Share of Class A Common Stock
20. Net (Loss) Income Per Share of Class A Common Stock
The following table includes the calculation of basic and diluted net (loss) income per share:

	Years Ended December 31,
	2021	2020
	(in thousands except per share information)
Loss from continuing operations	$(243,993)	$(47,720)
(Loss) gain from discontinued operation	(1,650)	28,185
Net loss available to common stockholders	$(245,643)	$(19,535)

Basic and diluted net loss per share - continuing operations	$(3.37)	$(1.45)
Basic and diluted net (loss) income per share - discontinued operations	(0.02)	0.85
Basic and diluted net loss per share	$(3.39)	$(0.60)

Shares used in the computation of basic and diluted net loss per share	72,462	33,009
The potentially dilutive securities listed below were not included in the calculation of diluted weighted average common shares outstanding, as their effect would have been anti-dilutive during the years ended December 31, 2021 and 2020. BlackSky’s Form S-1 registration statement filed with the SEC registered approximately 24.1 million shares underlying the Public Warrants and Private Placement Warrants outlined below, which equates to less than 16% of the total fully diluted outstanding common shares of BlackSky. While the Public Warrants and certain of the Private Placement Warrants are now exercisable, the exercise prices (of either $11.50 per share or $20 per share, depending on the class of warrant) both currently exceed the trading price for BlackSky’s common stock. Shares issued to Legacy BlackSky stockholders as part of the Merger consideration remain locked up pursuant to BlackSky’s bylaws through at least the middle of the first quarter of 2022.

	Years Ended December 31,
	2021	2020
	(in thousands)
Restricted class A common stock	335	891
Restricted stock units	10,959	—
Common Stock warrants	1,770	12,312
Public Warrants (exercisable for class A common stock) treated as liability	15,813	—
Private Placement Warrants (exercisable for class A common stock) treated as liability	8,325	—
Sponsor earn-out shares	2,372	—
Stock options	5,022	3,489